Significant Accounting Policies - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Number	Dec. 31, 2018 CNY (¥) Number	Dec. 31, 2017 CNY (¥) Number	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of Accounting Policies [Line Items]
Exchange rate	6.9618				6.9618
Restricted cash	¥ 0	¥ 0
Number of lien arrangements | Number	0	0	0
Weighted average contract period	97 days	33 days	7 days
Recognized revenue	¥ 8,900	¥ 5,200	¥ 1,000
Revenue remaining performance obligation	0	0	0
Contract assets	0	0
Advertising and promotional expenses	191,100	106,100	188,900
Employee benefit expenses	¥ 36,000	20,600	12,500
Income tax examination likelihood of settlement	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.
Unrecognized uncertain tax positions	¥ 0	0	0
Annual appropriation to reserve percent	10.00%				10.00%
Threshold limit for reserve appropriation	50.00%				50.00%
Appropriation to statutory reserves	¥ 0	0	0
Cash and cash equivalents	82,709	205,604	¥ 206,509		$ 11,880	$ 29,533	¥ 18,403
Accounting Standards Update 2016-02 [Member]
Disclosure of Accounting Policies [Line Items]
Lease assets				¥ 12,000
Lease liabilities				¥ 12,000
Alipay and WeChat Pay [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	6,300	9,100
Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	¥ 64,100	152,700
Cash And Cash Equivalents Total [Member] | Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage	74.30%				74.30%
Cash And Cash Equivalents Total [Member] | VIE [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage	77.50%				77.50%
Cash At Bank [Member]
Disclosure of Accounting Policies [Line Items]
Due from banks	¥ 97,100	99,400				14,500
Demand Deposits [Member]
Disclosure of Accounting Policies [Line Items]
Due from banks	¥ 36,100	¥ 40,300				$ 5,700